36. RELATED PARTIES´ TRANSACTIONS (Details) - ARS ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CYCSA
Disclosure of transactions between related parties [line items]
Sales of goods and services		$ 0	$ 14	$ 2
TGS
Disclosure of transactions between related parties [line items]
Sales of goods and services	[1]	0	0	40
Refinor
Disclosure of transactions between related parties [line items]
Sales of goods and services	[2]	126	45	0
Oldelval
Disclosure of transactions between related parties [line items]
Sales of goods and services		4	1	0
Total related parties
Disclosure of transactions between related parties [line items]
Sales of goods and services		685	329	57
Transener
Disclosure of transactions between related parties [line items]
Sales of goods and services	[3]	28	15	15
TGS
Disclosure of transactions between related parties [line items]
Sales of goods and services	[1]	$ 527	$ 254	$ 0

[1]	Corresponds to advisory services in technical assistance and gas and refined products sales.
[2]	Corresponds to oil sales.
[3]	Corresponds to advisory services in technical assistance.